Capital and Reserves	6 Months Ended
Jun. 30, 2023
Capital and Reserves [Abstract]
Capital and Reserves

4. Capital and Reserves

Share capital

The issued share capital of the Company consisted of:

	Common Shares Number
	2023	2022
As of January 1	1,180,053	748,213
Common shares issued	6,773,951	105,000
Total, as of June 30	7,954,004	853,213

As of June 30, 2023, the par value of the 7,954,004 issued shares amounted to CHF 1,590,800.80 with a par value of CHF 0.20 for each common share (as of June 30, 2022, the par value of 853,213 issued shares amounted to CHF 170,642.60 with a par value of CHF 0.20 for each common share).

Share premium

At the annual general meeting of the Company held on June 27, 2023, the shareholders approved the reduction of the share premium account in the amount of CHF 186,852,245 and to credit the amount of the reduction to accumulated deficit.

Equity offerings

On April 13, 2023, the Company and FiveT Investment Management Ltd. (“FiveT IM”) entered into an amendment to the 2022 FiveT Loan (see Note 5; the “FiveT Loan Amendment”), which amended the conversion price of the 2022 FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire 2022 FiveT Loan into an aggregate of 4,341,012 common shares at an average conversion price of $1.4475 per share (CHF 1.2845 per share). As a result, the 2022 FiveT Loan is no longer outstanding and has been terminated. The fair value of the embedded derivative in the 2022 FiveT Loan as of December 31, 2022, was zero. The amendment of the conversion price and the revaluation before conversion resulted in a revaluation loss from derivative financial instruments of CHF 181,258 recognized in the six-month period ended June 30, 2023.

On December 5, 2022, we entered into a purchase agreement with Lincoln Park Capital Fund, LLC (“LPC” and the “2022 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to $10.0 million of our common shares over the 24-month term of the purchase agreement. As consideration for LPC’s irrevocable commitment to purchase common shares upon the terms of and subject to satisfaction of the conditions set forth in the 2022 Commitment Purchase Agreement, the Company agreed to issue 50,000 common shares immediately to LPC as commitment shares. In the first six months of 2023, we issued a total of 350,000 of our common shares to LPC for an aggregate amount of $854,475 (CHF 776,198) under the 2022 Commitment Purchase Agreement. The option related to the 2022 Commitment Purchase Agreement was initially recognized as a derivative asset at its fair value of CHF 270,176, representing the price paid to the counterparty for obtaining the right under the purchase agreement. The fair value is subsequently adjusted proportionally for the part of the right consumed, which resulted in a loss on derivative financial instruments of CHF 23,086 recognized in the six-month period ended June 30, 2023.

The 2022 Commitment Purchase Agreement effectively replaced the 2020 Commitment Purchase Agreement. Under the 2020 Commitment Purchase Agreement LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the Purchase Agreement. Prior to its termination we had issued 325,000 common shares for aggregate proceeds of $4.0 million to LPC under the 2020 Commitment Purchase Agreement.

On November 30, 2018, as amended on April 5, 2019 the Company entered into a sales agreement, as amended (the “A.G.P. Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”). Pursuant to the terms of the A.G.P. Sales Agreement, the Company may offer and sell its common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, the Company may sell common shares up to a maximum aggregate offering price of USD 25.0 million. In the first six months of 2023, the Company sold 2,082,939 of its common shares for aggregate proceeds of $5,106,090.43 (CHF 4,745,547). As of the date of the present report, we have sold 2,470,249 of our common shares for an aggregate offering price of $13.1 million pursuant to the A.G.P. Sales Agreement.

As of June 30, 2023 the fair value of the warrants issued in the January 2018 Registered Offering amounted to zero, which was unchanged from the fair value in the first six months of 2022.

The warrants issued in the February 2017 public offering expired on February 22, 2022, without any warrants having been exercised.

Issue of common shares upon exercise of options

During the six months ended June 30, 2023, no options were exercised.